Significant Accounting Policies and Recently Issued Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Property and Equipment Estimated Useful Life

Property and equipment consists of the following, along with associated estimated useful lives:

Buildings and improvements	5 to 40 years
Hotel equipment, automobiles, furniture, and fixtures	2 to 10 years
Leasehold improvements	shorter of the lease term or the estimated useful life

Intangible Assets Estimated Useful Life

Intangible assets with a definite life are amortized on a straight-line basis over their estimated useful lives, which consist of the following:

Franchise agreements, management contracts and other	3 to 20 years
Returns membership list	3 years
Leasehold interests—hotels, restaurants, office	2 to 49 years

Accrued Liabilities Related to Insurance Programs

As of December 31, 2016 and 2015, we accrued the following liabilities related to these insurance programs:

	2016	2015
	(in thousands)
Automobile and general liability insurance	$21,219	$21,769
Workers’ compensation	10,575	8,360
Health insurance	1,350	1,242
	$33,144	$31,371

Advertising and Promotional Expenses

For the years ended December 31, 2016, 2015 and 2014, we incurred advertising and promotional expenses included within the following in the accompanying combined statements of operations:

	2016	2015	2014
	(in thousands)
Direct lodging expenses	5,427	5,615	5,802
General and administrative expenses	1,649	1,249	1,572
Marketing, promotional and other advertising expenses	58,397	61,209	52,195
Total	$65,473	$68,073	$59,569

Percentages of Total Revenues

The percentages of our total revenues, including revenue from discontinued operations, from these states for the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Texas	21%	22%	23%
Florida	16%	17%	16%
California	10%	9%	9%
Total	47%	48%	48%